Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Raw materials, consumables and supplies	€ 1,644	€ 1,323
Finished goods and merchandise	165	23
Inventories	1,809	1,346
Raw materials, consumables and changes in inventories of finished goods and work in process recorded as expenses	€ 11,285	€ 9,473	€ 6,588